Intangible Assets & Goodwill (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Definite-Lived Intangible Assets
At June 30, 2021 and December 31, 2020, definite-lived intangible assets consisted of the following:

	June 30, 2021
(dollars in thousands)	Net amount	Adjustments to purchase price allocation	Additions	Amortization expense	Net amount
Licenses	$84,517	$3,683	$28,195	$3,125	$113,270
Moxie brand	2,828	—	—	494	2,334
Tradenames	2,109	—	—	428	1,681
Customer relationship	683	—	—	100	583
Non-compete	7	—	—	7	—
Internal use software	3,656	—	1,952	370	5,238

	$93,800	$3,683	$30,147	$4,524	$123,106

	December 31, 2020
(dollars in thousands)	Net amount	Acquired license agreements	Additions	Amortization expense	Net amount
Licenses	$24,538	$887	$61,400	$2,308	$84,517
Moxie brand	—	—	2,960	132	2,828
Tradenames	800	—	1,510	201	2,109
Customer relationship	883	—	—	200	683
Non-compete	25	—	—	18	7
Trademarks	134	—	—	134	—
Internal use software	3,656	—	—	—	3,656

	$30,036	$887	$65,870	$2,993	$93,800

At December 31, 2020 and 2019, definite-lived intangible assets consisted of the following:

	December 31, 2020
(dollars in thousands)	Net amount	Acquired license agreements	Additions from acquisitions	Amortization expense	Net amount
Licenses	$24,538	$887	$61,400	$2,308	84,517
Moxie brand	—	—	2,960	132	2,828
Tradenames	800	—	1,510	201	2,109
Customer relationship	883	—	—	200	683
Non-compete	25	—	—	18	7
Trademarks	134	—	—	134	—

	$26,380	$887	$65,870	$2,992	90,144

	December 31, 2019
(dollars in thousands)	Net amount	Acquired license agreements	Additions from acquisitions	Amortization expense	Net amount
Licenses	$11,568	$—	$14,300	$1,330	$24,538
Moxie brand	—	—	—	—	—
Tradenames	900	—	—	100	800
Customer relationship	—	—	1,000	117	883
Non-compete	—	—	35	10	25
Trademarks	9	—	321	196	134

	$12,477	$—	$15,656	$1,753	$26,380

Summary of Estimated Future Annual Amortization Expense Related to Intangible Assets
The following table outlines the estimated future annual amortization expense related to all intangible assets as of June 30, 2021:

Estimated amortization
(dollars in thousands)
Remaining 2021	$5,359
2022	11,134
2023	10,348
2024	9,376
2025	8,923
Thereafter	77,966

$123,106

The following table outlines the estimated future annual amortization expense related to intangible assets as of December 31, 2020:

Year Ended December 31,	Estimated Amortization
(dollars in thousands)
2021	$7,914
2022	7,823
2023	7,038
2024	6,066
2025	5,982
Thereafter	55,321

$90,144

Summary of Goodwill
At June 30, 2021, Goodwill consisted of the following:

(dollars in thousands)
At January 1, 2020	$7,316
Acquisition of PurePenn, LLC and Pioneer Leasing & Consulting, LLC	47,311
Acquisition of Solevo Wellness	19,473
At December 31, 2020	$74,100
Measurement period purchase price allocation adjustments of Solevo Wellness	(2,639)
Measurement period purchase price allocation adjustments of PurePenn, LLC and Pioneer Leasing & Consulting, LLC	(338)

At June 30, 2021	$71,123

At December 31, 2020, Goodwill consisted of the following:

(dollars in thousands)
At January 1, 2019	$—
Acquisition of The Healing Corner, Inc.	7,316
At of December 31, 2019	$7,316
Acquisition of PurePenn, LLC and Pioneer Leasing & Consulting, LLC	47,311
Acquisition of Solevo Wellness	19,473

At December 31, 2020	$74,100